Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE	$ 303,935	$ 396,707	$ 684,703	$ 805,667	$ 1,856,564	$ 1,016,962
COST OF REVENUE	(107,931)	(109,383)	(236,289)	(182,814)	(666,042)	(297,333)
GROSS PROFIT	196,004	287,324	448,414	622,853	1,190,522	719,629
SELLING	(64,126)	(79,587)	(140,224)	(194,198)	(361,414)	(394,682)
COMMISSION	(21,942)	(62,557)	(55,884)	(176,666)	(405,351)	(316,267)
GENERAL AND ADMINISTRATIVE	(469,469)	(451,363)	(1,065,723)	(830,404)	(1,957,023)	(1,745,734)
PROVISION FOR DOUBTFUL ACCOUNTS						(121,514)
TOTAL OPERATING EXPENSES	(555,537)	(593,507)	(1,261,831)	(1,201,268)	(2,723,788)	(2,578,197)
LOSS FROM OPERATIONS	(359,533)	(306,183)	(813,417)	(578,415)	(1,533,266)	(1,858,568)
OTHER INCOME (EXPENSES)
Other expenses, net	4,134	1,341	12,500	12,826	(79,539)	(68,323)
Interest income	1,634	3,526	4,817	8,251	16,190	25,570
Unrealized holding loss on marketable securities	3,790	(35,219)	8,710	(52,889)	(73,519)	(505,231)
Dividend income from marketable securities						18,939
Gain on disposal of property and equipment	1,787		1,787
Exchange loss, net	(33,700)	(67,417)	(34,576)	(83,883)
TOTAL OTHER EXPENSES, NET	(22,355)	(97,769)	(6,762)	(115,695)	(136,868)	(529,045)
LOSS BEFORE INCOME TAXES	(381,888)	(403,952)	(820,179)	(694,110)	(1,670,134)	(2,387,613)
BENEFIT OF (PROVISION FOR) INCOME TAXES	2,439	(392)	6,655	(8,680)	4,055	(137,067)
NET LOSS	(379,449)	(404,344)	(813,524)	(702,790)	(1,666,079)	(2,524,680)
NET (INCOME) LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(4,763)	10,556	(12,998)	11,207	(20,820)	436
NET LOSS ATTRIBUTABLE TO AGAPE ATP CORPORATION	(374,686)	(414,900)	(800,526)	(713,997)	(1,686,899)	(2,524,244)
NET LOSS	(379,449)	(404,344)	(813,524)	(702,790)	(1,666,079)	(2,524,680)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	269	(61,156)	2,346	(73,179)	(84,132)	(87,615)
TOTAL COMPREHENSIVE LOSS	(379,180)	(465,500)	(811,178)	(775,969)	(1,750,211)	(2,612,295)
Less: Comprehensive income (loss) attributable to non-controlling interests	(5,401)	(271)	(13,619)	(270)	20,849	(433)
COMPREHENSIVE LOSS ATTRIBUTABLE TO AGAPE ATP CORPORATION	$ (373,779)	$ (465,229)	$ (797,559)	$ (775,699)	$ (1,771,060)	$ (2,611,862)
LOSS PER SHARE
Net Loss per share - basic	$ 0.00	$ 0.01	$ 0.01	$ 0.01	$ (0.02)	$ (0.01)
Net Loss per share - diluted	$ 0.00	$ 0.01	$ 0.01	$ 0.01	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Weighted average number of shares - basic	75,452,012	75,452,012	75,452,012	100,397,696	87,822,337	376,216,452
Weighted average number of shares - diluted	75,452,012	75,452,012	75,452,012	100,397,696	87,822,337	376,216,452